Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Assets and Financial Liabilities
12	Financial Assets and Financial Liabilities

12.1	Capital Risk Management
Our capital management objectives are designed primarily to finance our growth strategy.
Our treasury committee reviews the total amount of cash on a regular basis. As part of this review, the committee considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. We monitor cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

(in millions)	December 31, 2022	December 31, 2021
Cash at banks and on hand	€1,325.2	€1,092.7
Cash equivalents	12,549.9	600.0
Bank deposits	9,401.0	600.0
Money market funds	3,148.9	—

Total	€13,875.1	€1,692.7

In general, the aim is to maximize the financial resources available for further research and development projects.
Since December 1, 2021, we have an investment and asset management policy in place that contains policies and processes for managing cash, which requires that our investment portfolio shall be maintained in a manner that minimizes risk of the invested capital. These risks include mainly credit risk and concentration risk. The portfolio must provide liquidity in a timely manner to accommodate operational and capital needs. The portfolio is managed efficiently by the Treasury department.

We are not subject to externally imposed capital requirements. Our capital management objectives were achieved in the reporting year.

12.2	Categories of Financial Instruments
Financial Assets: Financial Assets at Amortized Cost and at Fair Value through OCI and Profit or Loss
Set out below, is an overview of financial assets at amortized cost and at fair value through OCI and profit or loss, other than cash and cash equivalents, held by the Group as of the dates indicated:
Financial assets

(in millions)	December 31, 2022	December 31, 2021

Derivatives not designated as hedging instruments
Foreign exchange forward contracts	€183.7	€5.7
Equity instruments designated at fair value through OCI
Non-listed equity investments	57.1	19.5
Listed equity investments	20.0	—
Financial assets at amortized cost
Trade and other receivables	7,145.6	12,381.7
Cash deposit with an original term of six months	—	375.2
Other financial assets	8.8	2.5

Total	€7,415.2	€12,784.6

Total current	7,335.0	12,763.3

Total non-current	80.2	21.3

Derivatives Not Designated as Hedging Instruments
Derivatives not designated as hedging instruments relate to foreign exchange forward contracts that were entered into during the years ended December 31, 2022, and 2021, to manage some of our foreign currency exposures. The foreign exchange forward contracts are measured at fair value through profit or loss and are intended to reduce the exposure to foreign currency risk resulting from trade receivables denominated in U.S. dollar.
Equity Instruments Designated at Fair Value through OCI
In January 2022, we acquired 13.0% of the shares (fully diluted as of closing) of Crescendo Biologics Ltd., a private, clinical-stage immuno-oncology company developing novel, targeted
T-cell
enhancing Humabody therapeutics headquartered in Cambridge, United Kingdom. The equity investment complements a collaboration to develop novel immunotherapies for the treatment of patients with cancer and other diseases.
In November 2022, we acquired 8.3% of the shares (fully diluted as of closing) leading to 7.1% of the voting rights, of Ryvu Therapeutics S.A., a listed clinical-stage drug discovery and development company focused on novel small-molecule therapies that address emerging targets in oncology headquartered in Krakow, Poland. The equity investment complements a multi-target research collaboration to develop multiple small molecule programs targeting immune modulation in cancer and potentially other disease areas.
In accordance with IFRS 9, we elected to present changes in fair value of these equity investments in OCI to avoid fluctuation to be disclosed in our consolidated financial statements of profit or loss.
In connection with the agreement announced in January 2023, under which we plan to acquire, subject to the satisfaction of customary closing conditions and certain regulatory approvals, all remaining shares of InstaDeep Ltd., or InstaDeep, a leading global technology company in the field of artificial intelligence (“AI”) and machine learning. The fair value of our stake in InstaDeep which was initially acquired during the year ended December 31, 2021, was remeasured based on the preliminary estimate of the expected purchase price.
Since the acquisition date, no material gains and losses on our equity investments in Crescendo Biologics Ltd. and Ryvu Therapeutics S.A. have occurred.
Financial Assets at Amortized Cost
Trade and other receivables remained outstanding as of December 31, 2022, mainly due to the contractual settlement of the gross profit share under our
COVID-19
collaboration with Pfizer as described in Note 6.2 as well as from our direct product sales to customers in our territory.
Financial Liabilities: Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss (including Loans and Borrowings and Other Financial Liabilities)
Set out below, is an overview of financial liabilities, other financial liabilities and trade payables held by the Group as of the dates indicated:
Lease liabilities, loans and borrowings

(in millions)	December 31, 2022	December 31, 2021

Lease liabilities	€210.1	€181.6
Convertible note – host contract (1)	—	99.7
Loans and borrowings	2.1	20.2

Total	€212.2	€301.5

Total current	36.0	129.9

Total non-current	176.2	171.6

(1)	The convertible note was fully redeemed by exercising our early redemption option as of March 1, 2022, the redemption date.

Other financial liabilities

(in millions)	December 31, 2022	December 31, 2021

Derivatives not designated as hedging instruments
Convertible note – embedded derivative (1)	€—	€308.7
Foreign exchange forward contracts	—	63.0
Financial liabilities at fair value through profit or loss
Contingent consideration	6.1	6.1

Total financial liabilities at fair value	€6.1	€377.8

Trade payables and other financial liabilities at amortized cost, other than loans and borrowings
Trade payables	204.1	160.0
Other financial liabilities	785.1	818.7

Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€989.2	€978.7

Total other financial liabilities	€995.3	€1,356.5

Total current	989.2	1,350.4

Total non-current	6.1	6.1

(1)	The convertible note was fully redeemed by exercising our early redemption option as of March 1, 2022, the redemption date.
Total financial liabilities

(in millions)	December 31, 2022	December 31, 2021
Lease liabilities, loans and borrowings	€212.2	€301.5
Other financial liabilities	995.3	1,356.5

Total	€1,207.5	€1,658.0

Total current	1,025.2	1,480.3
Total non-current	182.3	177.7

Loans and Borrowings
June 2020 Private Placement – Convertible Note
A fund associated with Temasek (Ellington Investments Pte. Ltd.), or Temasek, and another accredited investor participated in a private investment which we refer to as the June 2020 Private Placement. The private placement included an investment in a four-year mandatory convertible note and an investment in ordinary shares and closed as of August 28, 2020, following the satisfaction of customary closing conditions. The private placement included an investment in ordinary shares (see Note 15) and a €100.0 million investment in a four-year
 mandatory convertible note with a coupon of 4.5% per annum and a conversion premium of 20% above its reference price. As of closing, the convertible note had been classified as a financial liability according to IAS 32 because the conversion features of the note lead to a conversion into a variable number of shares and is measured at amortized cost since the fair value option was not applied. On initial recognition, the financial liability was measured at the present value of the contractually determined future cash flows discounted at the effective interest rate of 9.0%. The financial liability was subsequently measured at amortized cost by using the effective interest rate method, reflecting actual and revised estimated contractual cash flows until extinguished upon conversion. In February 2022, we gave notice to Temasek that we would exercise our early redemption option and fully redeemed the convertible note on March 1, 2022, the redemption date. As of the redemption date, the conversion features provided for in the contract initially identified as a combined embedded derivative were finally measured at fair value through profit and loss and recognized as finance income in our consolidated statements of profit or loss. During April 2022, the early redemption was fulfilled by issuing the number of our ordinary shares calculated pursuant to the early redemption provisions of the convertible note (see Note 15), plus paying a fractional share and accrued but unpaid interest up to (but excluding) the redemption date.

Derivatives Not Designated as Hedging Instrument
s
Derivatives not designated as hedging instruments relate to foreign exchange forward contracts that were entered into during the years ended December 31, 2022, and 2021, to manage some of our foreign currency exposures. The foreign exchange forward contracts are measured at fair value through profit or loss and are intended to reduce the exposure to foreign currency risk resulting from trade receivables denominated in U.S. dollar.
Other Financial Liabilities at Amortized Cost
Other financial liabilities at amortized cost mainly include obligations derived from license agreements which are being incurred with respect to our
COVID-19
vaccine sales in our and the collaboration partners’ territories where we and our partners are using third party intellectual property. In addition, other financial liabilities at amortized cost comprise obligations from services received but not yet invoiced.

12.3	Fair Values
Fair values of cash and cash equivalents, trade receivables, trade payables and other current financial assets and liabilities approximated their carrying amounts as of December 31, 2022 and December 31, 2021, largely due to the short-term maturities of these instruments.
The fair values of financial instruments measured at fair value were reassessed on a quarterly basis. The money market funds, or MMFs, which are recognized as cash and cash equivalents, are valued using quoted prices on the valuation date in active markets (Level 1). The change in the derivative’s fair value related to the equity investment of Pfizer (see Note 15) was derived from our share price development between contract signing and closing (Level 1). As described above, as of the redemption date, the fair value of the derivative embedded in our convertible note was finally assessed by applying the
Cox-Ross-Rubinstein
binomial tree model which is based on significant observable inputs (Level 2) and described in further detail in Note 15. The foreign exchange forward contracts are valued using valuation techniques, which employ the use of foreign exchange spot and forward rates (Level 2). The fair values of listed equity investments are measured based on the stock prices of the listed companies (Level 1). The fair values of non-listed
equity investments are measured based on observable inputs, e.g., based on multiple analyses (Level 2). The initial fair value of contingent considerations determined at acquisition was based on cash flow projections (unobservable Level 3 input factors) and remained valid since no material changes of the underlying performance criteria have occurred.

12.4	Financial Instruments Risk Management Objectives and Policies
Our financial liabilities comprise lease liabilities, loans and borrowings, trade and other payables as well as hedging liabilities. The main purpose of these financial liabilities is to enable our operations. Our principal financial assets include mainly cash and trade receivables that derive directly from our operations.
We are exposed to market risk, credit risk and liquidity risk. Our Management Board oversees the management of these risks.
The treasury committee provides assurance to our Management Board that our financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with our policies and risk objectives. The Management Board reviews and agrees policies for managing each of these risks, which are summarized below.

12.5	Market Risks
Market risks address the risks that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risks comprise three types of risk: interest risks, foreign currency risks and other price risks. Financial instruments affected by market risks include financial assets like trade and other receivables, cash and cash equivalents as well as financial liabilities like trade payables and other financial liabilities. We do not consider interest risks as well as other price risks as material risks for us.

The sensitivity analysis in the following sections is related to the position as of December 31, 2022 and December 31, 2021.

There were no material changes in the way the risks were managed and valued during the years ended December 31, 2022, and 2021. Because of the significantly higher cash balances the market risk exposure on counterparty risk has increased.
Foreign Currency Risks
Foreign currency risks address the risks that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. We are subject to currency risks, as our income and expenditures are denominated in Euro and the U.S. dollar. As such, we are exposed to exchange rate fluctuations between these currencies. Cash inflows denominated in U.S. dollar mainly result from generating proceeds under our collaboration agreements which significantly increased in the past year. Our commercial revenues are primarily collaboration revenues from earnings based on our partners’ gross profit, which is shared under the respective collaboration agreements and represents payments we receive in U.S. dollar. Cash outflows dominated in U.S. dollar mainly result from amounts spent on research and development activities as well as expanding our global footprint further. Especially when funds are required in Euros, we are exposed to foreign currency exchange risks. With the aim of preserving capital, surplus liquidity is invested carefully for example into foreign currency investments. Exchange rate fluctuations can reduce the value of our financial positions. We limit the effects of the identified risks by means of a coordinated and consistently implemented risk strategy. Besides applying natural hedging relationships where possible, a matter of principle, foreign exchange forward contracts are concluded as instruments to mitigate foreign currency exchange risk associated with foreign currency-denominated payments. However, the foreign exchange forward contracts which we entered were not designated as hedging instruments under IFRS.
The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions)	December 31, 2022	December 31, 2021

Cash and cash equivalents in U.S. dollar	€1,487.4	€436.2
Monetary assets in U.S. dollar	7,098.5	11,895.5
Monetary liabilities and provisions in U.S. dollar	1,527.8	656.7

Total	€7,058.1	€11,675.0

The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

		1 € =	Closing rate		Average rate
Currency	Country		2022	2021	2022	2021

U.S. dollar	United States		1.0666	1.1326	1.0530	1.1827

(in millions)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre- tax equity
2022	+5%	€(195.2)	€(191.5)
	-5%	215.7	211.7
2021	+5%	(329.5)	(328.5)
	-5%	364.3	363.0

12.6	Credit Risk Management
Credit risks address the risks that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. We are exposed to credit risks from our operating activities, including deposits with banks and financial institutions, foreign exchange transactions and trade and other receivables.

Trade and Other Receivables
Our exposure to credit risks of trade receivables is primarily related to transactions with corporate customers in the biopharma / biotech industry that operate in the United States or Germany as well as governments which are customers established in connection with fulfilling our commercial obligations in our territories as defined under our current
COVID-19
collaboration agreements. An analysis of the aging of receivables and the creditworthiness of customers is used to evaluate this risk at each reporting date. We follow risk control procedures to assess the credit quality of our customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by us.
As of December 31, 2022, the outstanding trade receivables were mainly due from our collaboration partner Pfizer. Besides well-established pharmaceutical companies and governmental institutions, to a smaller extent, our other customers are medical universities, other public institutions and peers in the biopharma industry, which all have very high credit ratings. Due to this customer portfolio, the credit risk on trade receivables is generally very low. We have not incurred bad debt expense and do not expect that this will change with respect to the trade receivables outstanding as of December 31, 2022.
Generally, if overdue by more than 90 days and not subject to enforcement activity, trade receivables are considered for write-offs. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 12.2. The expected credit risk on trade receivables and other financial assets derived from applying the simplified approach in calculating expected credit losses was estimated to be not material as of December 31, 2022, and December 31, 2021. We do not hold collateral as security.
Cash and Cash Equivalents as well as Cash Deposits with an Original Term of Three Months and MMFs
Credit risks from balances with banks and financial institutions are managed by our Treasury department in accordance with our investment and asset management policy.
Credit risk stemming from cash and cash equivalents, cash deposits with an original term of three months as well as from MMFs is very low due to its demand feature and the high credit rating of the respective banks.
The maximum exposure to credit risk for the components of the consolidated statements of financial position as of December 31, 2022, and December 31, 2021, are the carrying amounts as illustrated in Note 12.1 and Note 12.2.

12.7	Liquidity Risk
We plan to invest heavily in R&D as we make a strong drive to build out our global development organization and diversify our therapeutic area footprint. Additionally, we plan to enhance capabilities through complementary acquisitions, technologies, infrastructure and manufacturing. Our liquidity management ensures the availability of cash and cash equivalents, short term financial instruments for operational activities and further investments through appropriate budget planning. In addition, a sufficient level of cash and cash equivalents, which is managed centrally, is always maintained to finance the operational activities.
We monitor liquidity risks using a liquidity planning tool.
Ultimately, the responsibility for liquidity risk management lies with our Management Board, which has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. We manage liquidity risks by holding appropriate reserves, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.
Risk Concentration
Concentrations arise when the number of counterparties is small or when a larger number of counterparties is engaged in similar business activities, or activities in the same geographical region, or has economic features that would cause their ability to meet contractual obligations to be affected similarly by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of our performance to developments affecting a particular industry.

The maturity profile of our financial
liabilities
based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2022
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€—	€2.1	€—	€2.1
Trade and other payables	204.1	—	—	204.1
Lease liabilities	40.5	112.9	79.1	232.5
Contingent consideration	—	—	6.1	6.1
Other financial liabilities	785.1	—	—	785.1

Total	€1,029.7	€115.0	€85.2	€1,229.9

Year ended December 31, 2021
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€2.6	€11.5	€6.1	€20.2
Trade and other payables	160.0	—	—	160.0
Lease liabilities	31.3	89.1	88.9	209.3
Contingent consideration	—	—	6.1	6.1
Foreign exchange forward contracts	63.0	—	—	63.0
Other financial liabilities	818.7	—	—	818.7

Total	€1,075.6	€100.6	€101.1	€1,277.3

12.8	Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2022
(in millions)	January 1, 2022	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other		December 31, 2022

Current obligations under lease contracts	€27.9	€(41.1)	€—	€—	€14.8	€33.3	€1.1		€36.0
Non-current obligations under lease contracts	153.7	—	—	—	52.6	(33.3)	1.1		174.1

Loans and borrowings	119.9	(18.0)	—	—	—	—	(99.8	) (1)	2.1

Convertible note – embedded derivative	308.7	—	—	—	—	—	(308.7	) (1)	—

Total	€610.2	€(59.1)	€—	€—	€67.4	€—	€(406.3)		€212.2

(1)	Related to the early redemption of our convertible note during the year ended December 31, 2022 , as further described in Note 15.

Year ended December 31, 2021
(in millions)	January 1, 2021	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other	December 31, 2021

Current obligations under lease contracts	€6.1	€(14.1)	€—	€—	€22.1	€13.4	€0.4	€27.9
Non-current obligations under lease contracts	78.1	—	—	—	87.7	(13.4)	1.3	153.7

Loans and borrowings	155.9	(52.6)	1.3	—	—	—	15.3	119.9

Convertible note – embedded derivative	30.9	—	—	277.8	—	—	—	308.7

Total	€271.0	€(66.7)	€1.3	€277.8	€109.8	€—	€17.0	€610.2